Commitments	6 Months Ended
Jun. 30, 2020
Commitments
Commitments

13 Commitments

Future payments for non-cancellable leases

The Group has various lease contracts in relation to the expansion of the Rostock headquarters and leasing of the Frankfurt laboratory that have not yet commenced as at June 30, 2020. The future lease payments and utilities for these non-cancellable lease contracts are EUR 32k within one year, EUR 1,218k within five years and EUR 5,324k thereafter.

The Group has various non-cancellable lease contracts of office equipment and storage spaces which had a lease term of less than 12 months or were related to leases of low-value assets, and therefore the short-term lease recognition exemption was applied to these contracts. The future lease payments for these non-cancellable lease contracts are EUR 75k within one year (December 31,2019: EUR 72k) and EUR 23k within five years (December 31, 2019: EUR 36k).

Future payment obligations

As of June 30, 2020, the Group concluded agreements with suppliers, for goods and services to be provided subsequent to June 30, 2020 with a total payment obligation of approximately EUR 6,172k (December 31, 2019: EUR 802k).